Consolidated Statements of Cash Flow - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from Operating Activities
Net Profit/(Loss)	$ (3,546,294)	$ (1,316,661)	$ (2,004,642)
Adjustments to reconcile net loss to net cash provided by (used in) Operations:
Depreciation and amortization	1,223,550	1,643,669	436,900
Change in Operating Assets and Liabilities:
Accounts Receivable	(76,817)	142,406	(207,006)
Other Assets	(200,976)	(989,965)	145,000
Inventory	80,816	(1,234,121)	(515,847)
Employee Advance			(6,525)
Accounts payable and accrued expenses	(146,438)	1,299,434	141,730
Other Current Liabilities	1,955,282	1,250,000
Income Tax Payable	1,319,287
Net cash provided from (used in) Operating activities	608,412	794,763	(2,010,390)
Cash flows from Investing activities
Acquisition of PP&E	(126,943)	(155,504)	(1,192,718)
Acquisition of Intangible Asset		(12,896,317)	(8,419,992)
Net cash provided from (used in) Investing activities	(126,943)	(13,051,821)	(9,612,710)
Cash flows from Financing activities
Loan Paid to Related Party	(6,104,666)	(2,254,752)	(997,177)
Loan paid to Unrelated party		(800,000)	717,437
Issuance/ (Conversion) of Debenture		(6,950,594)	7,292,240
Issuance of Notes Payable		2,242,662	4,741,410
Issuance/Payment of Notes Payable	(2,799,999)
Issuance of Common Stock		22,512,903	100,000
Issuance of Shares	8,054,294
Net cash provided from (used in) Financing activities	(850,371)	14,750,219	11,853,910
Net Change in cash	(368,903)	2,493,161	230,811
Net Change in cash classified within current assets held for sale
Cash at beginning of period	2,741,087	247,926	17,115
Cash at end of period	$ 2,372,184	$ 2,741,087	$ 247,926